Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared Cash Dividends (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Class Of Stock [Line Items]
Per Share Payment		$ 0.25
Common Share
Class Of Stock [Line Items]
Aggregate Payment	$ 11,420	$ 35,278
Per Share Payment	$ 0.25	$ 0.25